IMPAIRMENTS - Narrative (Details) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 14, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 474	$ 2,090
Impairment of investment in equity accounted investees, net			361
Impairment in share of profit from equity accounted investees (Note 9)			0	314
Equity Accounted Investees
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			22	1,591
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 21	$ 142
Ruby Blocker LLC
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 1,400
Impairment of investment in equity accounted investees, net		1,000
Ruby Blocker LLC | Equity Accounted Investees
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 1,300
After-tax discount rate		8.00%		8.00%	8.00%
Ruby Blocker LLC | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 139
Jordan Cove
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		349		$ 349
Impairment of investment in equity accounted investees, net		258
Land		$ 21		21
Jordan Cove | Equity Accounted Investees
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss				0
Jordan Cove | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss				$ 5
CKPC
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment in share of profit from equity accounted investees (Note 9)	$ 314
CKPC | Equity Accounted Investees
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	323
Impairment of investment in equity accounted investees, net	$ 252